SEGMENT INFORMATION - Adjusted EBITDA by Reportable Segment (Details) - Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 262,843	$ 223,416	$ 172,843
Utica Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	35,873	6,176	0
Williston Basin Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	34,008	30,009	17,350
Piceance DJ Basins Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	110,222	110,763	79,687
Barnett Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	59,526	60,528	69,473
Marcellus Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 23,214	$ 15,940	$ 6,333